Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements

5. Fair Value Measurements

As of December 31, 2020 and 2019, the recorded values of cash and cash equivalents, restricted cash and accounts payable approximate their respective fair values due to the short-term nature of the instruments.

Cash and cash equivalents held by the Company as of December 31, 2020 and 2019 were $262.7 million and $25.6 million, respectively, and were comprised of cash on hand and money market funds classified within Level 1 of the fair value hierarchy.

Forward Contract Liability

The Company had no outstanding forward contract liability as it was settled during the year ended December 31, 2020.

Prior to the Business Combination, the Company measured the Redeemable Convertible Series E preferred stock forward contract liability at fair value based on significant inputs not observable in the market, which causes it to be classified as a Level 3 measurement within the fair value hierarchy. The valuation of the Redeemable Convertible Series E preferred stock forward contract liability uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assessed these assumptions and estimates on an on-going basis in 2020 until settlement of the contract as additional data impacting the assumptions and estimates was obtained. Changes in the fair value of the redeemable convertible Series E preferred stock forward contract liability related to updated assumptions and estimates are recognized within Other income (expense), net in the Statements of Operations.

The table below reflects the fair value measurement of the Company’s Level 3 inputs as of September 10, 2020, the date on which the Redeemable Convertible Series E preferred forward contract liability was settled:

	Fair Value as of	Valuation
	September 10, 2020	Technique	Unobservable Input Description	Input
Redeemable Convertible Series E preferred stock forward contract liability	$21,688	Discounted cash flow	Fair value of Redeemable Convertible Series E preferred stock	$9.17

The following table presents changes in Level 3 liabilities measured at fair value for the year ended December 31, 2020:

Series E forward
contract liability
Fair value as of December 31, 2019	$—
Issuance of the Redeemable convertible Series E preferred stock forward contract liability	—
Change in fair value	21,688
Settlement of the Redeemable convertible Series E preferred stock forward contract liability	(21,688)
Fair value as of December 31, 2020	$—

The fair value of the redeemable convertible Series E preferred stock forward contract liability as of the September 10, 2020 settlement date was determined by multiplying the number of additional shares issued by the Company by the difference between the issuance price in accordance with the forward contract agreement and the estimated fair value of the redeemable convertible Series E preferred stock.

Earnout Shares

Pursuant to the Merger Agreement, FEAC delivered 10,000,000 of its shares of FEAC Class B common stock into escrow that are subject to forfeiture if certain earnout conditions described more fully in the Merger Agreement are not satisfied. If the earnout conditions are fully satisfied, 5,000,000 of such shares will be released to the Sponsor in the form of shares of Class A common stock of New Skillz, and the other 5,000,000 shares will be released to the Old Skillz stockholders, who will receive shares of New Skillz common stock as a result of the Business Combination in the form of shares of Class A common stock of New Skillz (other than the Founder and a trust for the benefit of his family members, who will receive shares of Class B common stock of New Skillz), in each case as further described in the Merger Agreement. The fair value of the Earnout Shares of $172.3 million was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied. The Earnout Shares were included in the net consideration from the Business Combination and recorded in Additional paid-in capital. On January 15, 2021, the earnout conditions were fully satisfied.